Note 7 Sensitivity to one percent of the average rate in the main currencies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mexico, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	€ 14.0	€ 4.9	€ 12.7
Turkey, New Lira
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	4.7	4.5	3.1
Peru, Nuevos Soles
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	0.3	0.4	1.9
Chile, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	0.6	0.3	0.5
Colombia, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	1.1	1.4	2.6
Argentina, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	€ 0.6	€ 0.9	€ 1.3